BANK LOANS	12 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
BANK LOANS

NOTE 8 – BANK LOANS

Bank loans consisted of the following:

	As of	As of
	June 30,2024	June 30, 2023

Cathay Bank	$-	$887,000
Dongguan Rural Commercial Bank	4,969,454	4,555,467
Total	4,969,454	5,442,467
Less: short-term loans	(894,400)	(887,000)
Less: current portion of long-term loans	(759,339)	(2,959,918)
Long-term loans	$3,315,715	$1,595,549

(1)	On February 6, 2020, one of the Company’s U.S. subsidiaries, Dogness Group, obtained a line of credit from Cathay Bank, pursuant to which Dogness Group has the availability to borrow a maximum $1.2 million out of this line of credit for two years at the U.S. prime rate. The loan is guaranteed by the fixed assets of Dogness Group. The purpose of this loan is to expand the business operation and increase the marketing and sales activities in the United States and other international markets. The Company has extended the repayment date to February 2024 from the original due date of February 2022. This loan was fully repaid in February, 2024
(2)	On July 17, 2020, the Company entered into multiple loan agreements with Dongguan Rural Commercial Bank to borrow an aggregate of $6.9 million (RMB50 million) of loans to support the working capital needs and the construction of the Company’s current CIP projects. The loans have tenure varying between three and eight years. The loans bear a variable interest rate based on the prime interest rate set by the People’s Bank of China at the time of borrowing, plus difference basis points. The Company pledged the land use right of approximately $1.7 million and buildings of approximately $4.6 million from Meijia as collateral to secure total loans facility of $4.1 million (RMB30 million). Mr. Silong Chen, the CEO of the Company, pledged personal property as collateral to secure the remaining loans facility of $2.8 million (RMB20 million). Dongguan Dogness, Meijia and Mr. Silong Chen also provided guarantee for the loans. As of June 30, 2024, the outstanding balance was $4,969,454. The Company further repaid $220,627 (RMB1,603,394) subsequent to the period end.

Interest expenses for the above-mentioned loans amounted to $294,628, $396,517 and $471,443 for the years ended June 30, 2024, 2023 and 2022, respectively.

The Company capitalized interest of $Nil, $Nil and $90,775 related to certain CIP projects expenditures for the years ended June 30, 2024, 2023 and 2022, respectively.

The repayment schedule for the Company’s bank loans are as follows:

Twelve months ending June 30,	Repayment
2025	$1,653,739
2026	1,301,272
2027	1,582,753
2028	427,334
2029	4,356
Total	$4,969,454

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)